PENSION AND POST-RETIREMENT BENEFIT PLANS - Level 3 Reconciliation of Plan Assets (Details) - Level 3 - Fair Value, Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 480,502	$ 460,278
Settlements	(18,899)	(17,378)
Change in fair value	(44,238)	12,915
Foreign currency translation	(3,786)	24,253
Other	0	434
Fair value of plan assets, end of year	$ 413,579	$ 480,502